Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Transactions Notes Receivable	The notes bear interest at the Company’s incremental borrowing rate (1.57% at December 31, 2022 and 1.55% at December 31, 2021).

	As of December 31,		Original Principal	Issue Date	Maturity Date
	2022	2021
Notes receivable
Note 2	$1,057	$1,294	$5,355	5/1/2019	4/30/2024
Note 3	119	217	491	6/1/2019	5/31/2024
Note 4	—	259	917	8/1/2019	7/31/2024
Note 6	351	680	1,111	5/22/2020	5/22/2023
Note 8	2,221	2,513	2,816	5/1/2020	5/1/2025
Note 9	125	—	125	1/24/2022	6/30/2023
Total notes receivables	3,873	4,963
Less: Current portion of notes receivable	(1,797)	(1,812)
Notes receivable, less current portion	$2,076	$3,151